DELAWARE LIFE ACCELERATOR PRIME
®
VARIABLE ANNUITY
An individual flexible payment variable annuity
Issued by
Delaware Life Insurance Company
Supplement dated April 28, 2026
to the Prospectus dated May 1, 2025 and
the Initial Summary Prospectus dated
May 1, 2025
As of May 1, 2026, Delaware Life Accelerator Prime
®
Variable Annuity is no longer available for sale.